Segment Reporting - Net Revenue by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Net revenue by groups of products
Net revenue	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
Haemoderivatives
Net revenue by groups of products
Net revenue	6,142,588	5,558,301		5,005,382
Transfusional medicine
Net revenue by groups of products
Net revenue	625,217	648,479		640,604
Other diagnostic
Net revenue by groups of products
Net revenue	19,681	21,790		21,740
Bio supplies
Net revenue by groups of products
Net revenue	215,664	159,957		146,076
Others
Net revenue by groups of products
Net revenue	€ 209,232	€ 203,450		€ 250,165

[1]	Restated figures (Note 2.d)